7. INCOME TAXES (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Taxes Details
Federal
State
Deferred:
Federal	(271,581)	(132,101)
State	(78,999)	(38,426)
Total	(350,580)	(170,527)
Valuation allowance	350,580	170,527
Provision (benefit) for income taxes, net